Schedule of PIPE warrants, right to additional warrants and reset of warrants (Details) - SEK (kr) kr in Thousands	1 Months Ended	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Recognized on issue (June 9, 2026)	kr 917,377
Net (gains)/losses recognized in profit or loss	(116,803)
Foreign currency translation adjustment	29,857	kr 46,155
As of June 30, 2026 (Level 3)	830,431	830,431
Private investment in public equity warrants [member]
IfrsStatementLineItems [Line Items]
Recognized on issue (June 9, 2026)	671,040
Net (gains)/losses recognized in profit or loss	(87,502)
Foreign currency translation adjustment	21,840
As of June 30, 2026 (Level 3)	605,379	605,379
Rights to additional warrants [member]
IfrsStatementLineItems [Line Items]
Recognized on issue (June 9, 2026)	201,199
Net (gains)/losses recognized in profit or loss	(61,313)
Foreign currency translation adjustment	6,548
As of June 30, 2026 (Level 3)	146,434	146,434
Right to reset warrants [member]
IfrsStatementLineItems [Line Items]
Recognized on issue (June 9, 2026)	45,138
Net (gains)/losses recognized in profit or loss	32,012
Foreign currency translation adjustment	1,469
As of June 30, 2026 (Level 3)	kr 78,619	kr 78,619